Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 264,615	$ 11,055
Restricted cash, short-term	130	65
Short-term investments	0	53,553
Prepaid expenses and other current assets	12,746	1,367
Total current assets	277,491	66,040
Restricted cash, long-term	275	340
Property, equipment and software, net	9,637	6,526
Other assets	3,596	78
Total assets	290,999	72,984
Current liabilities:
Accounts payable	2,497	399
Accrued expenses and other current liabilities	3,142	892
Short-term notes payable	358	246
Total current liabilities	5,997	1,537
Long-term notes payable	722	512
Warrant liabilities	49,419
Other long-term liability	50
Long-term deferred rent	177	130
Total liabilities	56,365	2,179
Commitments and contingencies (Note 11)
Stockholders' equity:
Preferred stock		1
Additional paid-in capital	417,492	129,449
Accumulated other comprehensive income		45
Accumulated deficit	(182,903)	(58,690)
Total stockholders' equity	234,634	70,805
Total liabilities and stockholders' equity	290,999	72,984
Founder
Stockholders' equity:
Preferred stock			[1]
Class A Common Stock
Stockholders' equity:
Common stock	36
Class B Common Stock
Stockholders' equity:
Common stock	$ 9

[1]	Insignificant amounts are rounded to zero (“— ”) for disclosure